Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current liabilities
Derivative liabilities	$ 292,320	$ 237,061
Stockholders' Deficit
Accumulated deficit	(24,899,638)
Consolidated Balance Sheets
Current assets
Cash	164,808	3,363
Amounts receivable	302
Total current assets	165,110	3,363
Property and equipment, net of accumulated depreciation	2,262	5,885
Deferred financing costs	1,527	4,441
Total assets	168,899	13,689
Current liabilities
Accounts payable	40,410	5,541
Accrued liabilities	4,455	5,107
Due to related parties	4,408	3,950
Convertible debenture, net of unamortized discount of $65,742 and $65,444, respectively	97,092	53,055
Derivative liabilities	292,320	237,061
Total liabilities	438,685	304,714
Stockholders' Deficit
Common stock: Authorized: unlimited common shares, with no par value, issued and outstanding: 251,285,912 and 211,841,789 common shares, respectively	19,474,010	18,875,828
Common stock subscribed	190,000	50,000
Additional paid-in capital	4,965,842	4,965,842
Accumulated deficit	(24,899,638)	(24,182,695)
Total stockholders' deficit	(269,786)	(291,025)
Total liabilities and stockholders' deficit	$ 168,899	$ 13,689